Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes
Schedule of calculation tax charge

	2017	2016	2015
	(€ in thousands)
Income tax based on domestic rate	10,918	9,776	5,208
Tax effect of:
Non-deductible expenses	(634)	(622)	(309)
Tax incentives	—	(46)	136
Current year losses for which no deferred tax asset was recognized	(10,257)	(9,045)	(5,035)
Change in unrecognized deductible temporary differences	(25)	(63)	—
Income tax charge	2	—	—
Effective tax rate	—%	—%	—%